SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ in Thousands						12 Months Ended
	Mar. 13, 2019	Feb. 11, 2019	Feb. 04, 2019	Dec. 31, 2018	Nov. 26, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2019
Subsequent Events [Line Items]
Total long-term debt				$ 1,625,128		$ 1,625,128	$ 2,025,129
Repayments of long-term debt						$ 400,000	$ 0	$ 95,560
2012 Studio City Notes [Member] | Senior Notes [Member]
Subsequent Events [Line Items]
Total long-term debt					$ 825,000
Repayments of long-term debt				$ 400,000
Interest rate per annum				8.50%	8.50%	8.50%
Purchase price as percentage of principal					100.00%
Subsequent Event [Member] | 2019 Studio City Notes [Member] | Senior Notes [Member]
Subsequent Events [Line Items]
Total long-term debt		$ 600,000
Interest rate per annum		7.25%
Purchase price as percentage of principal		100.00%
Subsequent Event [Member] | 2012 Studio City Notes [Member] | Senior Notes [Member]
Subsequent Events [Line Items]
Repayments of long-term debt	$ 208,466		$ 216,534
Subsequent Event [Member] | 2012 Studio City Notes [Member] | Senior Notes [Member] | Conditional Tender Offer [Member]
Subsequent Events [Line Items]
Total long-term debt			$ 216,534						$ 425,000